Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-Accounted Associates (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of associates [line items]
Net income	$ 92	$ 121	$ 101
Associates [member]
Disclosure of associates [line items]
Net income	4	15	20
OCI	(1)	(7)	6
Total comprehensive income	$ 3	$ 8	$ 26